COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	NOTE 12 – COMMITMENTS AND CONTINGENCIES The Company did not have any contractual commitments as of March 31, 2023, December 31, 2022 and December 31, 2021.	NOTE 6 – COMMITMENTS AND CONTINGENCIES The Company did not have any contractual commitments as of December 31, 2022.